Godfrey & Kahn, S.C.
                   Attorneys at Law
                780 North Water Street
              Milwaukee, Wisconsin 53202
              Telephone:  (414) 273-3500
                 Fax:  (414) 273-5198

                    March 30, 2000


VIA EDGAR
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

     RE:  Oak Ridge Funds, Inc. (the "Fund") File Nos.:  33-70590; 811-8088

Ladies and Gentlemen:

     In lieu of filing the form of Prospectus and the form of Statement of Additional Information which will be used by the Fund after the effective date of Post-
Effective Amendment No. 10 to the Fund's Registration
Statement on Form N-1A as required by Rule 497(c) under the Securities Act of 1933, as amended (the "Act"), in accordance with Rule 497(j) under the Act, we hereby provide you with notice that (i) the form of Prospectus and the form of Statement of Additional Information that would have been filed under Rule 497(c) for the Fund would not have differed from the Prospectus and Statement of Additional Information contained in the Fund's Post-Effective Amendment No. 10, and (ii) the text of the Fund's Post-Effective Amendment No. 10 was filed electronically on March 21, 2000 (with an effective date of March 29, 2000).

     Please do not hesitate to contact me if you have any questions regarding this letter.

                              Very truly yours,

                              GODFREY & KAHN, S.C.

                              /s/ Ellen R. Drought

                              Ellen R. Drought

cc:  Samuel Wegbreit
     Carol A. Gehl